15. Stock Options and Warrants: Schedule of Share-based Compensation, Activity (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Share-based Compensation, Activity
Options and Warrants	Number of Options and Warrants	Weighted-Average Exercise Price
Outstanding as of October 1, 2013	3,598,554	$ 1.33
Granted	7,050,122	1.09
Exercised	-	-
Forfeited	-	-
Outstanding as of December 31, 2013	10,648,676	1.17
Exercisable as of December 31, 2013	9,388,676	1.19